Intangible assets (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	₨ 679,991	₨ 665,097	₨ 561,924
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	2,085,116	1,744,218	1,570,794
Acquisitions during the year	307,506	340,898	173,424
Disposals during the year	0	0	0
Balance at ending	2,392,622	2,085,116	1,744,218
Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,420,019	1,182,294	1,002,877
Acquisitions during the year	292,612	237,725	179,417
Impairment loss on intangibles		0	0
Balance at ending	1,712,631	1,420,019	1,182,294
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	223,693	298,175	316,990
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	736,388	684,334	642,391
Acquisitions during the year	0	0	41,943
Disposals during the year	0	0	0
Balance at ending	736,388	736,388	684,334
Bandwidth Capacity [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	438,213	367,344	304,289
Acquisitions during the year	74,482	70,869	63,055
Impairment loss on intangibles		0	0
Balance at ending	512,695	438,213	367,344
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	418,587	326,061	205,465
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,270,728	986,884	855,403
Acquisitions during the year	307,506	283,844	131,481
Disposals during the year	0	0	0
Balance at ending	1,578,234	1,270,728	986,884
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	944,667	781,419	667,582
Acquisitions during the year	214,980	163,248	113,837
Impairment loss on intangibles		0	0
Balance at ending	1,159,647	944,667	781,419
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	37,711	40,861	39,469
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	78,000	73,000	73,000
Acquisitions during the year	0	5,000	0
Disposals during the year	0	0	0
Balance at ending	78,000	78,000	73,000
Licences and franchises [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	37,139	33,531	31,006
Acquisitions during the year	3,150	3,608	2,525
Impairment loss on intangibles		0	0
Balance at ending	₨ 40,289	₨ 37,139	₨ 33,531